Prepayments (Details) - Schedule of Prepayments - USD ($)	Sep. 30, 2023		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Prepayments for
purchase of inventories	$ 887,969		$ 1,289,876		$ 2,478,192		$ 1,835,126
advertising expenses	647,066	[1]	1,194,406	[1],[2]	2,770,607	[2],[3]	1,958,275	[3]
warehouse lease				[4]	1,492,961	[4],[5]		[5]
others	147,304		220,799		349,885		514,451
Total	$ 1,682,339		$ 2,705,081		$ 7,091,645		$ 4,307,852

[1]	The Group had entered into contracts with third-party advertising companies for advertising campaigns to be launched during the contract period. As at September 30, 2023 and June 30, 2023, the Group had prepaid advertising expenses of US$647,066 and US$1,194,406, respectively. These contracts are to expire within 1 year from the balance sheet date.
[2]	The Group had entered into contracts with third-party advertising companies for advertising campaigns to be launched during the contract period. As at June 30, 2023 and June 30, 2022, the Group had prepaid advertising expenses of US$1,194,406 and US$2,770,607, respectively. These contracts are to expire within 1 year from the balance sheet date.
[3]	The Group had entered into contracts with third-party advertising companies for advertising campaigns to be launched during the contract period. As at June 30, 2022 and 2021, the Group had prepaid advertising expenses of US$2,770,607 and US$1,958,275, respectively. These contracts are to expire within 1 year from the balance sheet date.
[4]	As at June 30, 2022, the Group had prepaid US$1,492,961 to a third party for a potential lease of a warehouse in the PRC. During the year ended June 30, 2023, the Group entered into an agreement with the third party for the lease of warehouse for a term of 7 years. Prepayment of US$1,004,959 was capitalized as prepaid other leases and will be fully amortized by end of the lease term. The remaining balance was refunded by the third party.
[5]	As at June 30, 2022, the Group had prepaid US$1,492,961 to a third party for a potential lease of a warehouse in the PRC. Subsequently in March 2023, the Group entered into an agreement with the third party for the lease of the warehouse for a term of 10 years. The prepayment will be fully utilised by end of the lease term.